Investment Portfolio	as of March 31, 2021 (Unaudited)
DWS Global Income Builder VIP
	Shares	Value ($)

Common Stocks 58.0%
Communication Services 6.0%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	16,974	513,803
BCE, Inc.	7,650	345,336
Deutsche Telekom AG (Registered)	13,147	265,140
Elisa Oyj	2,989	179,327
Koninklijke KPN NV	50,573	172,028
Nippon Telegraph & Telephone Corp.	9,546	244,684
Orange SA	12,709	156,653
Swisscom AG (Registered)	285	152,965
Telenor ASA	12,294	216,506
Telia Co. AB	57,133	247,877
Telstra Corp., Ltd.	67,712	175,338
TELUS Corp.	7,878	156,908
Verizon Communications, Inc.	6,194	360,181
		3,186,746
Entertainment 0.5%
Activision Blizzard, Inc.	1,136	105,648
NetEase, Inc. (ADR)	1,449	149,624
Netflix, Inc.*	424	221,184
Nintendo Co., Ltd.	356	199,465
		675,921
Interactive Media & Services 1.5%
Alphabet, Inc. “A”*	100	206,252
Alphabet, Inc. “C”*	100	206,863
Baidu, Inc. (ADR)*	500	108,775
Facebook, Inc. “A”*	1,200	353,436
Match Group, Inc.*	900	123,642
Pinterest, Inc. “A”*	2,100	155,463
Snap, Inc. “A”*	3,100	162,099
Tencent Holdings Ltd. (ADR)	4,702	375,220
Zillow Group, Inc. “A”*	800	105,104
Zillow Group, Inc. “C”*	1,000	129,640
		1,926,494
Media 0.5%
Charter Communications, Inc. “A”*	220	135,744
Comcast Corp. “A”	5,338	288,839
Interpublic Group of Companies, Inc.	6,392	186,647
		611,230
Wireless Telecommunication Services 1.0%
KDDI Corp.	6,341	194,592
SoftBank Corp.	34,201	445,241
Vodafone Group PLC	345,654	629,338
		1,269,171

Consumer Discretionary 4.9%
Auto Components 0.2%
Denso Corp.	3,052	204,320
Automobiles 1.3%
Bayerische Motoren Werke AG	2,007	208,563
BYD Co., Ltd. (ADR) (a)	3,100	134,121
Porsche Automobil Holding SE (Preference)	2,952	313,520
Tesla, Inc.*	831	555,050
Toyota Motor Corp.	3,238	252,977
Volkswagen AG (Preference)	771	216,253
		1,680,484
Hotels, Restaurants & Leisure 0.7%
Evolution Gaming Group AB 144A	2,360	348,609
McDonald's Corp.	610	136,725
Restaurant Brands International, Inc.	1,712	111,341
Starbucks Corp.	2,289	250,119
Yum! Brands, Inc.	1,051	113,697
		960,491
Household Durables 0.6%
Electrolux AB “B” (a)	5,870	163,107
Garmin Ltd.	1,442	190,127
Newell Brands, Inc.	9,227	247,099
Sekisui House Ltd.	6,426	138,257
		738,590
Internet & Direct Marketing Retail 1.1%
Alibaba Group Holding Ltd. (ADR)*	700	158,711
Amazon.com, Inc.*	228	705,450
JD.com, Inc. (ADR)*	3,832	323,153
Pinduoduo, Inc. (ADR)*	800	107,104
Wayfair, Inc. “A”* (a)	373	117,402
		1,411,820
Multiline Retail 0.4%
Target Corp.	1,341	265,612
Wesfarmers Ltd.	5,406	216,911
		482,523
Specialty Retail 0.6%
Best Buy Co., Inc.	1,475	169,345
Home Depot, Inc.	1,212	369,963
Lowe's Companies, Inc.	1,339	254,651
		793,959
Consumer Staples 4.2%
Beverages 0.5%
Coca-Cola Co.	6,482	341,666
PepsiCo, Inc.	2,306	326,184
		667,850
Food & Staples Retailing 0.7%
Koninklijke Ahold Delhaize NV	5,721	159,567
Tesco PLC	53,383	168,361
Walgreens Boots Alliance, Inc.	4,120	226,188
Walmart, Inc.	1,543	209,586
Woolworths Group Ltd.	4,957	154,289
		917,991

Food Products 1.1%
Bunge Ltd.	1,887	149,582
General Mills, Inc.	2,662	163,234
Kellogg Co.	2,170	137,361
Kraft Heinz Co.	5,880	235,200
Nestle SA (Registered)	2,625	292,621
WH Group Ltd. 144A	160,231	130,465
Wilmar International Ltd.	59,839	242,100
		1,350,563
Household Products 0.6%
Colgate-Palmolive Co.	1,255	98,932
Kimberly-Clark Corp.	1,055	146,698
Procter & Gamble Co.	2,540	343,992
Reckitt Benckiser Group PLC	1,909	171,227
		760,849
Personal Products 0.2%
Unilever PLC	5,214	291,189
Tobacco 1.1%
Japan Tobacco, Inc.	34,525	663,580
Philip Morris International, Inc.	8,302	736,720
		1,400,300
Energy 1.6%
Energy Equipment & Services 0.1%
Baker Hughes Co.	6,155	133,010
Oil, Gas & Consumable Fuels 1.5%
Canadian Natural Resources Ltd.	6,200	191,669
Chevron Corp.	2,753	288,487
ENEOS Holdings, Inc.	46,985	213,460
Eni SpA	15,170	187,066
Kinder Morgan, Inc.	15,000	249,750
Neste Oyj	1,844	97,862
Pembina Pipeline Corp.	5,900	170,422
TC Energy Corp.	5,595	256,487
Valero Energy Corp.	2,533	181,363
		1,836,566
Financials 9.3%
Banks 5.0%
Banco Bilbao Vizcaya Argentaria SA	37,841	196,951
Bank of America Corp.	4,629	179,096
Bank of Montreal	2,984	265,988
Bank of Nova Scotia	3,715	232,413
BOC Hong Kong Holdings Ltd.	82,663	290,278
Canadian Imperial Bank of Commerce	1,720	168,414
Citizens Financial Group, Inc.	5,646	249,271
Commonwealth Bank of Australia	4,419	289,512
DBS Group Holdings Ltd.	18,432	396,210
Fifth Third Bancorp.	4,900	183,505
Hang Seng Bank Ltd.	11,294	219,484
Huntington Bancshares, Inc.	10,376	163,111
JPMorgan Chase & Co.	1,945	296,087
KeyCorp.	10,614	212,068
Mitsubishi UFJ Financial Group, Inc.	47,714	253,428

Mizuho Financial Group, Inc.	23,935	343,108
Oversea-Chinese Banking Corp., Ltd.	28,367	248,336
PNC Financial Services Group, Inc.	899	157,694
Regions Financial Corp.	11,394	235,400
Royal Bank of Canada	3,570	329,160
Sumitomo Mitsui Financial Group, Inc.	9,173	332,330
Toronto-Dominion Bank	5,610	365,875
Truist Financial Corp.	2,880	167,962
U.S. Bancorp.	4,120	227,877
United Overseas Bank Ltd.	16,482	317,177
		6,320,735
Capital Markets 1.6%
3i Group PLC	8,052	127,993
Apollo Global Management, Inc.	5,256	247,085
BlackRock, Inc.	237	178,689
Blackstone Group, Inc. “A”	4,933	367,656
Franklin Resources., Inc.	6,918	204,773
Hong Kong Exchanges & Clearing Ltd.	2,001	118,562
Magellan Financial Group Ltd.	4,544	156,606
Partners Group Holding AG	198	253,097
T. Rowe Price Group, Inc.	1,255	215,358
UBS Group AG (Registered)	12,067	187,277
		2,057,096
Diversified Financial Services 0.2%
ORIX Corp.	11,039	185,556
Insurance 2.5%
Allianz SE (Registered)	1,204	306,737
Fidelity National Financial, Inc.	2,970	120,760
Legal & General Group PLC	59,407	228,412
Manulife Financial Corp.	17,007	365,799
Medibank Private Ltd.	64,091	136,351
MetLife, Inc.	2,997	182,188
MS&AD Insurance Group Holdings, Inc.	3,798	111,820
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	491	151,277
NN Group NV	3,952	193,734
Poste Italiane SpA 144A	15,175	193,145
Progressive Corp.	2,600	248,586
Prudential Financial, Inc.	3,764	342,900
Sampo Oyj “A”	3,348	151,011
Sompo Holdings, Inc.	2,882	110,600
Zurich Insurance Group AG	809	345,389
		3,188,709
Health Care 5.7%
Biotechnology 0.9%
AbbVie, Inc.	5,360	580,059
Amgen, Inc.	1,292	321,463
Gilead Sciences, Inc.	4,626	298,978
		1,200,500
Health Care Equipment & Supplies 0.6%
Abbott Laboratories	2,558	306,551
Coloplast AS “B”	593	89,255
DexCom, Inc.*	220	79,066
Medtronic PLC	2,389	282,212
		757,084

Health Care Providers & Services 0.6%
Cardinal Health, Inc.	2,923	177,572
CVS Health Corp.	3,069	230,881
UnitedHealth Group, Inc.	794	295,424
		703,877
Health Care Technology 0.1%
M3, Inc.	1,814	124,554
Pharmaceuticals 3.5%
Astellas Pharma, Inc.	8,410	129,686
AstraZeneca PLC	2,297	229,516
Bayer AG (Registered)	5,104	323,632
Bristol-Myers Squibb Co.	4,739	299,173
Chugai Pharmaceutical Co., Ltd.	4,917	199,873
Eli Lilly & Co.	1,679	313,671
GlaxoSmithKline PLC	13,318	235,519
Johnson & Johnson	2,556	420,079
Merck & Co., Inc.	4,586	353,535
Novartis AG (Registered)	4,140	353,667
Novo Nordisk AS “B”	2,877	193,767
Pfizer, Inc.	10,767	390,088
Roche Holding AG	1,893	626,585
Sanofi	2,425	239,824
Takeda Pharmaceutical Co., Ltd.	5,273	190,470
		4,499,085
Industrials 4.4%
Aerospace & Defense 0.4%
BAE Systems PLC	31,249	217,553
Lockheed Martin Corp.	400	147,800
Raytheon Technologies Corp.	2,015	155,699
		521,052
Air Freight & Logistics 0.6%
Deutsche Post AG (Registered)	4,463	245,082
FedEx Corp.	729	207,065
United Parcel Service, Inc. “B”	2,202	374,318
		826,465
Building Products 0.3%
Johnson Controls International PLC	2,944	175,669
Xinyi Glass Holdings Ltd.	50,525	165,674
		341,343
Commercial Services & Supplies 0.0%
Quad Graphics, Inc.*	2	7
Construction & Engineering 0.1%
Bouygues SA	3,784	151,817
Electrical Equipment 0.5%
ABB Ltd. (Registered)	6,305	191,480
Eaton Corp. PLC	1,716	237,288
Emerson Electric Co.	1,726	155,720
		584,488
Industrial Conglomerates 0.8%
3M Co.	1,104	212,719
CK Hutchison Holdings Ltd.	31,960	256,103
Honeywell International, Inc.	899	195,146

Jardine Matheson Holdings Ltd.	2,526	165,314
Siemens AG (Registered)	1,334	219,104
		1,048,386
Machinery 0.2%
Cummins, Inc.	579	150,025
Kone Oyj “B”	1,237	100,976
		251,001
Professional Services 0.2%
Adecco Group AG (Registered)	2,469	166,734
Thomson Reuters Corp.	1,373	120,278
		287,012
Road & Rail 0.3%
Uber Technologies, Inc.*	2,594	141,399
Union Pacific Corp.	941	207,406
		348,805
Trading Companies & Distributors 1.0%
Fastenal Co.	2,018	101,465
ITOCHU Corp. (a)	8,071	261,994
Mitsubishi Corp.	12,209	345,824
Mitsui & Co., Ltd.	13,905	289,678
Sumitomo Corp.	16,838	240,319
		1,239,280
Information Technology 13.3%
Communications Equipment 0.5%
Cisco Systems, Inc.	9,424	487,315
Telefonaktiebolaget LM Ericsson “B”	11,602	153,572
		640,887
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp. "A"	1,798	118,614
Azbil Corp.	2,475	107,085
CDW Corp.	814	134,920
Corning, Inc.	4,805	209,066
Murata Manufacturing Co., Ltd.	2,848	228,827
TE Connectivity Ltd.	1,499	193,536
		992,048
IT Services 3.1%
Accenture PLC “A”	1,210	334,262
Adyen NV 144A*	62	138,557
Afterpay Ltd.*	1,960	153,501
Automatic Data Processing, Inc.	1,141	215,044
Broadridge Financial Solutions, Inc.	698	106,864
Fujitsu Ltd.	1,339	194,122
Infosys Ltd. (ADR)	15,837	296,469
International Business Machines Corp.	3,302	440,025
MasterCard, Inc. "A"	576	205,085
MongoDB, Inc.*	400	106,972
Okta, Inc.*	593	130,715
Paychex, Inc.	2,595	254,362
PayPal Holdings, Inc.*	965	234,341
Shopify, Inc. “A”*	284	313,543
Square, Inc. “A”*	1,958	444,564
Twilio, Inc. “A”* (a)	507	172,765

Visa, Inc. “A”	499	105,653
Western Union Co.	3,964	97,752
		3,944,596
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.*	1,900	149,150
Analog Devices, Inc.	1,144	177,412
Applied Materials, Inc.	1,509	201,602
Broadcom, Inc.	1,149	532,745
Enphase Energy, Inc.*	1,255	203,511
Intel Corp.	4,471	286,144
KLA Corp.	879	290,422
Lam Research Corp.	456	271,429
Marvell Technology Group Ltd.	2,577	126,221
NVIDIA Corp.	462	246,676
QUALCOMM, Inc.	2,984	395,649
Skyworks Solutions, Inc.	712	130,638
SolarEdge Technologies, Inc.*	526	151,193
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,225	618,013
Texas Instruments, Inc.	2,804	529,928
Tokyo Electron Ltd.	526	225,262
United Microelectronics Corp. (ADR) (a)	26,061	237,416
		4,773,411
Software 2.6%
Adobe, Inc.*	400	190,148
Autodesk, Inc.*	424	117,512
Crowdstrike Holdings, Inc. “A”*	661	120,639
DocuSign, Inc.*	600	121,470
Intuit, Inc.	530	203,022
Microsoft Corp.	3,366	793,602
Oracle Corp.	4,414	309,730
salesforce.com, Inc.*	700	148,309
SAP SE	1,013	124,342
ServiceNow, Inc.*	558	279,061
Trade Desk, Inc. “A”*	305	198,756
Workday, Inc. “A”*	600	149,058
Zoom Video Communications, Inc. “A”*	933	299,764
Zscaler, Inc.*	1,339	229,866
		3,285,279
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.	8,109	990,514
Hewlett Packard Enterprise Co.	11,353	178,696
HP, Inc.	12,593	399,828
Logitech International SA (Registered)	2,840	297,027
NetApp, Inc.	4,551	330,721
Samsung Electronics Co., Ltd. (GDR) (Registered)	186	339,264
Seagate Technology PLC	5,412	415,371
Seiko Epson Corp. (a)	13,301	217,337
		3,168,758
Materials 3.3%
Chemicals 1.2%
Air Products & Chemicals, Inc.	488	137,294
BASF SE	2,665	221,393
Dow, Inc.	5,934	379,420
Linde PLC	406	113,737
LyondellBasell Industries NV “A”	2,357	245,246

Nutrien Ltd.	5,070	273,127
Sociedad Quimica y Minera de Chile SA (ADR)	3,071	162,978
		1,533,195
Construction Materials 0.2%
LafargeHolcim Ltd. (Registered)	4,826	283,773
Containers & Packaging 0.3%
Amcor PLC	14,793	172,782
International Paper Co.	3,531	190,921
		363,703
Metals & Mining 1.5%
Anglo American PLC	3,843	150,764
B2Gold Corp.	24,569	105,768
BHP Group Ltd.	9,817	339,774
BHP Group PLC	9,570	276,154
Rio Tinto Ltd.	3,522	297,000
Rio Tinto PLC	6,269	479,320
Vale SA (ADR)	12,854	223,403
		1,872,183
Paper & Forest Products 0.1%
UPM-Kymmene Oyj	3,753	134,895
Real Estate 2.1%
Equity Real Estate Investment Trusts (REITs) 1.7%
Ascendas Real Estate Investment Trust	38,165	86,771
CapitaLand Integrated Commercial Trust	100,852	163,236
Crown Castle International Corp.	873	150,269
Iron Mountain, Inc.	5,300	196,153
Link REIT	16,940	154,796
Medical Properties Trust, Inc.	12,192	259,446
Omega Healthcare Investors, Inc.	10,400	380,952
Prologis, Inc.	918	97,308
Public Storage	489	120,665
Realty Income Corp.	1,622	102,997
VICI Properties, Inc.	10,362	292,623
WP Carey, Inc.	1,797	127,156
		2,132,372
Real Estate Management & Development 0.4%
New World Development Co., Ltd.	33,571	174,792
Sun Hung Kai Properties Ltd.	11,190	170,222
Wharf Real Estate Investment Co., Ltd.	26,366	148,225
		493,239
Utilities 3.2%
Electric Utilities 2.2%
American Electric Power Co., Inc.	1,567	132,725
CLP Holdings Ltd.	10,088	98,140
Duke Energy Corp.	2,082	200,976
EDP - Energias de Portugal SA	34,981	199,944
Endesa SA	10,102	267,188
Enel SpA	27,310	272,060
Exelon Corp.	3,135	137,125
Fortum Oyj	13,018	348,140
Iberdrola SA	10,448	134,551
NextEra Energy, Inc.	2,558	193,410
PPL Corp.	7,235	208,657

Red Electrica Corp. SA	8,382	148,829
Southern Co.	3,469	215,633
SSE PLC	11,309	227,016
		2,784,394
Gas Utilities 0.4%
Naturgy Energy Group SA (a)	9,639	236,574
Snam SpA	43,235	239,834
		476,408
Multi-Utilities 0.6%
Consolidated Edison, Inc.	1,613	120,652
Dominion Energy, Inc.	2,804	212,992
National Grid PLC	13,213	157,779
Public Service Enterprise Group, Inc.	2,369	142,638
Sempra Energy	959	127,144
		761,205
Total Common Stocks (Cost $53,502,357)		73,577,265

Preferred Stocks 3.8%
Financials 2.3%
AGNC Investment Corp., Series C, 7.0%	14,427	365,869
Capital One Financial Corp., Series G, 5.2%	10,000	255,900
Fifth Third Bancorp., Series I, 6.625%	10,000	281,500
JPMorgan Chase & Co., Series AA, 6.1%	15,000	381,900
KeyCorp., Series E, 6.125%	10,000	297,800
Morgan Stanley, Series K, 5.85%	10,000	284,800
The Goldman Sachs Group, Inc., Series J, 5.5%	17,000	459,340
Truist Financial Corp., Series H, 5.625%	10,000	253,600
Wells Fargo & Co., Series Y, 5.625%	15,000	398,250
		2,978,959
Real Estate 0.9%
Kimco Realty Corp., Series L, 5.125%	15,000	394,350
Prologis, Inc., Series Q, 8.54%	164	11,398
Simon Property Group, Inc., Series J, 8.375%	8,000	554,720
VEREIT, Inc., Series F, 6.7%	5,203	131,167
		1,091,635
Utilities 0.6%
Dominion Energy, Inc., Series A, 5.25%	30,000	766,500
Total Preferred Stocks (Cost $4,889,932)		4,837,094

Rights 0.0%
Energy 0.0%
Snam SpA, Expiration Date 4/7/2021*	43,235	44
Materials 0.0%
Sociedad Quimica y Minera De Chile SA, Expiration Date 4/19/2021*	573	1,775
Total Rights (Cost $0)		1,819

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $30,283)	170	13,040

	Principal Amount ($) (c)	Value ($)

Corporate Bonds 19.8%
Communication Services 3.7%
Alibaba Group Holding Ltd., 3.4%, 12/6/2027	300,000	321,845
America Movil SAB de CV, 4.375%, 4/22/2049	300,000	345,441
AT&T, Inc.:
1.65%, 2/1/2028	50,000	48,439
2.25%, 2/1/2032	95,000	90,358
2.75%, 6/1/2031	60,000	59,759
3.65%, 6/1/2051	100,000	96,719
CCO Holdings LLC:
144A, 4.75%, 3/1/2030	100,000	103,625
144A, 5.875%, 5/1/2027	250,000	258,000
Charter Communications Operating LLC:
3.5%, 6/1/2041	105,000	99,580
3.7%, 4/1/2051	140,000	130,943
5.05%, 3/30/2029	100,000	114,942
CSC Holdings LLC:
144A, 3.375%, 2/15/2031	200,000	188,500
144A, 4.125%, 12/1/2030	200,000	198,656
Discovery Communications LLC, 144A, 4.0%, 9/15/2055	40,000	39,373
Grupo Televisa Sab, 5.25%, 5/24/2049	300,000	342,817
Netflix, Inc.:
4.375%, 11/15/2026	100,000	111,725
5.5%, 2/15/2022	175,000	182,000
5.875%, 11/15/2028	140,000	169,340
Tencent Holdings Ltd., 2.39%, 6/3/2030	300,000	289,736
T-Mobile U.S.A., Inc.:
144A, 2.05%, 2/15/2028	30,000	29,416
144A, 2.25%, 11/15/2031	115,000	109,184
2.625%, 4/15/2026	90,000	91,692
144A, 3.3%, 2/15/2051	125,000	116,821
3.375%, 4/15/2029	115,000	115,862
144A, 3.6%, 11/15/2060	25,000	24,009
144A, 4.375%, 4/15/2040	60,000	66,664
VeriSign, Inc.:
4.625%, 5/1/2023	300,000	301,500
5.25%, 4/1/2025	300,000	338,640
Verizon Communications, Inc.:
2.1%, 3/22/2028	55,000	55,230
2.55%, 3/21/2031	70,000	69,936
2.65%, 11/20/2040	40,000	36,554
3.7%, 3/22/2061	100,000	98,812
ViacomCBS, Inc., 4.2%, 5/19/2032	55,000	61,479
		4,707,597
Consumer Discretionary 1.4%
1011778 BC Unlimited Liability Co., 144A, 4.375%, 1/15/2028	225,000	226,062
Carnival Corp.:
144A, 5.75%, 3/1/2027	80,000	82,100
144A, 7.625%, 3/1/2026	97,000	104,207
Dollar General Corp., 4.125%, 4/3/2050	20,000	22,154
Ford Motor Credit Co. LLC:
2.9%, 2/16/2028	200,000	192,150
3.37%, 11/17/2023	350,000	358,750

General Motors Financial Co., Inc., 2.35%, 1/8/2031	120,000	114,597
Hilton Domestic Operating Co., Inc.:
144A, 3.625%, 2/15/2032	225,000	218,385
144A, 4.0%, 5/1/2031	125,000	125,000
Mattel, Inc., 144A, 3.375%, 4/1/2026	80,000	82,595
QVC, Inc., 4.75%, 2/15/2027	185,000	191,475
Royal Caribbean Cruises Ltd., 144A, 5.5%, 4/1/2028	50,000	50,250
		1,767,725
Consumer Staples 0.4%
Albertsons Companies, Inc.:
144A, 3.25%, 3/15/2026	100,000	99,617
144A, 3.5%, 3/15/2029	50,000	47,582
Altria Group, Inc.:
3.7%, 2/4/2051	50,000	45,553
3.875%, 9/16/2046	20,000	19,405
Anheuser-Busch InBev Worldwide, Inc.:
4.439%, 10/6/2048	50,000	56,158
5.55%, 1/23/2049	121,000	156,140
BAT Capital Corp., 2.726%, 3/25/2031	60,000	58,027
Keurig Dr Pepper, Inc., 3.8%, 5/1/2050	15,000	15,943
Smithfield Foods, Inc., 144A, 3.0%, 10/15/2030	40,000	39,780
		538,205
Energy 3.1%
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	200,000	227,912
Cheniere Energy Partners LP, 4.5%, 10/1/2029	175,000	181,479
Ecopetrol SA, 6.875%, 4/29/2030	300,000	365,220
Energy Transfer Operating LP, 5.5%, 6/1/2027	100,000	115,323
Enterprise Products Operating LLC, 4.2%, 1/31/2050	172,000	183,122
EQM Midstream Partners LP, 144A, 4.5%, 1/15/2029	70,000	68,212
Hess Corp., 5.8%, 4/1/2047	70,000	83,470
MPLX LP, 2.65%, 8/15/2030	35,000	34,298
Petrobras Global Finance BV, 5.093%, 1/15/2030	625,000	649,313
Petroleos Mexicanos, 6.84%, 1/23/2030	625,000	634,313
Plains All American Pipeline LP, 3.8%, 9/15/2030	50,000	50,921
Saudi Arabian Oil Co.:
144A, 2.25%, 11/24/2030	625,000	598,529
3.5%, 4/16/2029	300,000	319,347
Sinopec Group Overseas Development Ltd., 2.7%, 5/13/2030	300,000	297,900
Suncor Energy, Inc., 3.75%, 3/4/2051	100,000	97,306
		3,906,665
Financials 4.6%
AerCap Ireland Capital DAC:
3.15%, 2/15/2024	300,000	312,583
4.625%, 10/15/2027	300,000	329,086
Air Lease Corp.:
3.0%, 2/1/2030	125,000	122,338
4.65%, Perpetual (d)	535,000	528,312
Avolon Holdings Funding Ltd.:
144A, 2.75%, 2/21/2028	110,000	103,373
144A, 4.25%, 4/15/2026	40,000	41,897
Banco Nacional de Panama, 144A, 2.5%, 8/11/2030	200,000	185,600
Bank of America Corp.:
2.676%, 6/19/2041	60,000	56,171
4.3%, Perpetual (d)	102,000	102,383

Barclays PLC, 2.852%, 5/7/2026	200,000	209,368
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	300,000	300,375
Blackstone Secured Lending Fund, 144A, 3.625%, 1/15/2026	155,000	160,290
BNP Paribas SA, 144A, 4.625%, Perpetual (a) (d)	200,000	198,750
BPCE SA, 144A, 4.875%, 4/1/2026	300,000	337,924
Charles Schwab Corp.:
Series H, 4.0%, Perpetual (d)	125,000	122,875
Series I, 4.0%, Perpetual (d)	265,000	268,922
Citigroup, Inc.:
2.572%, 6/3/2031	130,000	129,898
4.0%, Perpetual (d)	300,000	302,925
HSBC Holdings PLC:
4.0%, Perpetual (d)	240,000	238,800
4.6%, Perpetual (d)	250,000	247,188
JPMorgan Chase & Co., 2.956%, 5/13/2031	55,000	56,017
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022	12,000	12,598
REC Ltd., 144A, 4.75%, 5/19/2023	200,000	212,058
Societe Generale SA, 144A, 5.375%, Perpetual (d)	250,000	257,188
The Goldman Sachs Group, Inc., 4.4%, Perpetual (a) (d)	31,000	31,930
Truist Financial Corp., 4.8%, Perpetual (d)	300,000	314,571
UBS Group AG, 144A, 4.375%, Perpetual (d)	200,000	197,300
Wells Fargo & Co., 3.9%, Perpetual (d)	265,000	267,623
Westpac Banking Corp., 5.0%, Perpetual (d)	200,000	210,500
		5,858,843
Health Care 1.7%
AbbVie, Inc., 4.875%, 11/14/2048	75,000	90,331
Biogen, Inc., 3.15%, 5/1/2050	50,000	45,918
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	135,000	135,213
Cigna Corp.:
2.375%, 3/15/2031	50,000	49,180
3.4%, 3/15/2051	100,000	98,318
CVS Health Corp., 5.05%, 3/25/2048	175,000	214,837
DaVita, Inc., 144A, 4.625%, 6/1/2030	140,000	142,640
Fresenius Medical Care U.S. Finance III, Inc., 144A, 2.375%, 2/16/2031	150,000	143,096
HCA, Inc., 5.25%, 6/15/2026	300,000	344,807
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	925,000	884,531
		2,148,871
Industrials 1.3%
Aadvantage Loyalty IP Ltd., 144A, 5.5%, 4/20/2026	105,000	109,272
Adani Ports & Special Economic Zone Ltd., 144A, 4.2%, 8/4/2027	200,000	212,098
Boeing Co.:
2.196%, 2/4/2026	237,000	236,265
2.75%, 2/1/2026	145,000	149,258
4.875%, 5/1/2025	98,000	109,118
5.04%, 5/1/2027	60,000	68,404
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025	30,000	32,022
Gartner, Inc., 144A, 3.75%, 10/1/2030	60,000	59,504
General Electric Co., 3.625%, 5/1/2030	40,000	43,067
GFL Environmental, Inc.:
144A, 3.75%, 8/1/2025	100,000	101,500
144A, 4.0%, 8/1/2028	150,000	145,125
Prime Security Services Borrower LLC:
144A, 5.25%, 4/15/2024	255,000	271,996
144A, 6.25%, 1/15/2028	70,000	72,869
		1,610,498

Information Technology 0.8%
Broadcom, Inc.:
144A, 2.6%, 2/15/2033		70,000	65,208
5.0%, 4/15/2030		70,000	79,780
Crowdstrike Holdings, Inc., 3.0%, 2/15/2029		55,000	53,773
Dell International LLC, 144A, 8.35%, 7/15/2046		60,000	91,284
MSCI Inc., 144A, 3.625%, 9/1/2030		90,000	91,516
Open Text Corp., 144A, 3.875%, 2/15/2028		175,000	176,169
Oracle Corp.:
2.875%, 3/25/2031		45,000	45,807
3.6%, 4/1/2050		25,000	24,215
3.65%, 3/25/2041		70,000	70,835
SK Hynix, Inc., 144A, 1.5%, 1/19/2026		200,000	196,816
Twilio, Inc., 3.625%, 3/15/2029		160,000	161,973
			1,057,376
Materials 0.6%
AngloGold Ashanti Holdings PLC, 3.75%, 10/1/2030 (a)		200,000	202,208
LYB International Finance III LLC, 3.625%, 4/1/2051		30,000	29,553
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		256,000	284,480
Reynolds Group Issuer, Inc, 144A, 4.0%, 10/15/2027		40,000	39,200
Tronox, Inc., 144A, 4.625%, 3/15/2029		185,000	185,231
			740,672
Real Estate 0.8%
American Tower Corp., (REIT), 2.95%, 1/15/2051		35,000	30,942
Boston Properties LP, 2.55%, 4/1/2032		75,000	71,901
Crown Castle International Corp., (REIT), 2.9%, 4/1/2041		120,000	110,400
Equinix, Inc., (REIT), 2.15%, 7/15/2030		34,000	32,325
Iron Mountain, Inc.:
144A, (REIT), 5.0%, 7/15/2028		55,000	56,238
144A, (REIT), 5.25%, 7/15/2030		105,000	108,339
MPT Operating Partnership LP, (REIT), 3.5%, 3/15/2031		195,000	191,357
Office Properties Income Trust, (REIT), 4.15%, 2/1/2022		60,000	61,330
SBA Communications Corp., 144A, 3.125%, 2/1/2029		300,000	288,345
Welltower, Inc., (REIT), 2.75%, 1/15/2031		40,000	39,784
			990,961
Utilities 1.4%
Edison International, 5.375%, Perpetual (d)		400,000	405,520
ENN Energy Holdings, Ltd., 144A, 2.625%, 9/17/2030		200,000	192,111
Eskom Holdings SOC Ltd., 6.35%, 8/10/2028		200,000	211,140
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		190,000	199,263
144A, 4.25%, 7/15/2024		275,000	289,438
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		20,000	18,870
3.3%, 8/1/2040		70,000	63,358
3.5%, 8/1/2050		25,000	21,694
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	260,000	327,007
Southern California Edison Co., 2.95%, 2/1/2051		60,000	52,675
			1,781,076
Total Corporate Bonds (Cost $24,956,703)			25,108,489

Asset-Backed 4.9%
Automobile Receivables 2.6%
AmeriCredit Automobile Receivables Trust, “C”, Series 2019-2, 2.74%, 4/18/2025	720,000	747,689
Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2019-1A, 144A, 4.53%, 3/20/2023	100,000	102,253
Chase Auto Credit Linked Notes, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028	550,000	549,899
CPS Auto Receivables Trust, “E”, Series 2015-C, 144A, 6.54%, 8/16/2021	401,773	402,619
GMF Floorplan Owner Revolving Trust, “C”, Series 2019-1, 144A, 3.06%, 4/15/2024	260,000	265,706
Hertz Vehicle Financing II LP:
“B”, Series 2019-3A, 144A, 3.03%, 12/26/2025	750,000	750,140
“B”, Series 2017-2A, 144A, 4.2%, 10/25/2023	500,000	498,888
		3,317,194
Credit Card Receivables 0.7%
Fair Square Issuance Trust, “A”, Series 2020-AA, 144A, 2.9%, 9/20/2024	800,000	808,978
Miscellaneous 1.6%
CF Hippolyta LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	552,000	550,341
DB Master Finance LLC, “A2I”, Series 2019-1A, 144A, 3.787%, 5/20/2049	216,700	221,119
Domino's Pizza Master Issuer LLC, “A23”, Series 2017-1A, 144A, 4.118%, 7/25/2047	329,800	355,056
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	279,825	286,999
Taco Bell Funding LLC, “A2I”, Series 2018-1A, 144A, 4.318%, 11/25/2048	488,750	491,155
Wendy's Funding LLC, “A2I”, Series 2018-1A, 144A, 3.573%, 3/15/2048	154,800	159,120
		2,063,790
Total Asset-Backed (Cost $6,142,567)		6,189,962

Mortgage-Backed Securities Pass-Throughs 4.5%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038	2,054	2,387
Federal National Mortgage Association:
2.5%, 4/1/2051 (e)	2,200,000	2,257,420
4.5%, 9/1/2035	3,107	3,512
6.0%, 1/1/2024	3,393	3,543
Government National Mortgage Association, 2.5%, 4/1/2051 (e)	3,300,000	3,404,544
Total Mortgage-Backed Securities Pass-Throughs (Cost $5,693,533)		5,671,406

Commercial Mortgage-Backed Securities 2.2%
BX Commercial Mortgage Trust, “D”, Series 2018-IND, 144A, 1-month USD-LIBOR + 1.3%, 1.406% (f), 11/15/2035	175,000	175,000
Citigroup Commercial Mortgage Trust, “D”, Series 2019-PRM, 144A, 4.35%, 5/10/2036	500,000	519,386
Credit Suisse Commercial Mortgage Trust, “B”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 5.0%, 5.25% (f), 12/15/2035	700,000	706,857
Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 3.767% (f), 1/25/2051	194,000	202,329
GMAC Commercial Mortgage Securities, Inc., “G”, Series 2004-C1, 144A, 5.455%, 3/10/2038	394,448	246,886
MTRO Commercial Mortgage Trust, “C”, Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.3%, 1.406% (f), 12/15/2033	250,000	249,368
Multifamily Connecticut Avenue Securities Trust, “M7”, Series 2019-01, 144A, 1-month USD-LIBOR + 1.7%, 1.809% (f), 10/15/2049	349,166	348,159
NYT Mortgage Trust, “B”, Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.4%, 1.506% (f), 12/15/2035	350,000	349,934
Total Commercial Mortgage-Backed Securities (Cost $2,930,079)		2,797,919

Collateralized Mortgage Obligations 2.9%
Connecticut Avenue Securities Trust:
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 2.259% (f), 9/25/2031		74,520	74,695
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 2.409% (f), 8/25/2031		111,556	111,735
Fannie Mae Connecticut Avenue Securities:
“1M2”, Series 2018-C06, 1-month USD-LIBOR + 2.0%, 2.109% (f), 3/25/2031		104,862	104,402
“1M2”, Series 2018-C01, 1-month USD-LIBOR + 2.25%, 2.359% (f), 7/25/2030		124,297	124,375
“1M2”, Series 2018-C05, 1-month USD-LIBOR + 2.35%, 2.459% (f), 1/25/2031		390,553	390,553
Federal Home Loan Mortgage Corp., “H”, Series 2278, 6.5%, 1/15/2031		96	106
Federal National Mortgage Association:
“4”, Series 406, Interest Only, 4.0%, 9/25/2040		234,824	41,711
“I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033		77,653	14,092
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2020-DNA2, 144A, 1-month USD-LIBOR + 1.85%, 1.959% (f), 2/25/2050		1,000,000	996,124
“M2”, Series 2019-DNA3, 144A, 1-month USD-LIBOR + 2.05%, 2.159% (f), 7/25/2049		260,254	259,726
“M2”, Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.45%, 2.559% (f), 3/25/2049		367,855	368,316
“M2”, Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.65%, 2.759% (f), 1/25/2049		53,202	53,496
Government National Mortgage Association:
“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044		89,146	6,177
“IN”, Series 2009-69, Interest Only, 5.5%, 8/20/2039		101,087	22,153
“IV”, Series 2009-69, Interest Only, 5.5%, 8/20/2039		95,363	20,791
“IJ”, Series 2009-75, Interest Only, 6.0%, 8/16/2039		66,930	11,499
JPMorgan Mortgage Trust:
“A11”, Series 2019-9, 144A, 1-month USD-LIBOR + 0.9%, 1.018% (f), 5/25/2050		147,587	148,868
“AM”, Series 2016-3, 144A, 3.316% (f), 10/25/2046		305,908	308,294
New Residential Mortgage Loan Trust, “A1”, Series 2019-NQM3, 144A, 2.802% (f), 7/25/2049		257,813	259,163
STACR Trust, “M2”, Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.1%, 2.209% (f), 9/25/2048		324,324	323,109
Total Collateralized Mortgage Obligations (Cost $3,558,579)			3,639,385

Government & Agency Obligations 1.8%
Sovereign Bonds
Federative Republic of Brazil, 3.875%, 6/12/2030		200,000	194,022
Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030		200,000	200,430
Republic of Indonesia:
2.85%, 2/14/2030		625,000	636,264
3.85%, 10/15/2030		300,000	329,400
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	270,000	326,248
Republic of Philippines, 2.457%, 5/5/2030		625,000	631,232
Total Government & Agency Obligations (Cost $2,411,350)			2,317,596

Short-Term U.S. Treasury Obligations 1.7%
U.S. Treasury Bills:
0.101% (g), 8/12/2021		175,000	174,989
0.125% (g), 8/12/2021 (h)		250,000	249,984
0.142% (g), 6/17/2021 (i)		1,700,000	1,699,946
Total Short-Term U.S. Treasury Obligations (Cost $2,124,304)			2,124,919

	Shares	Value ($)

Exchange-Traded Funds 2.9%
SPDR Bloomberg Barclays Convertible Securities ETF (Cost $2,340,555)	43,880	3,657,398

Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (j) (k) (Cost $1,623,670)	1,623,670	1,623,670

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.04% (j) (Cost $1,784,166)	1,784,166	1,784,166

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $111,988,078)	105.2	133,344,128
Other Assets and Liabilities, Net	(5.2)	(6,609,295)
Net Assets	100.0	126,734,833
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (j) (k)
693,562	930,108 (l)	—	—	—	1,342	—	1,623,670	1,623,670
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.04% (j)
2,394,743	13,419,255	14,029,832	—	—	340	—	1,784,166	1,784,166
3,088,305	14,349,363	14,029,832	—	—	1,682	—	3,407,836	3,407,836
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2021 amounted to $1,569,225, which is 1.2% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	Perpetual, callable security with no stated maturity date.
(e)	When-issued, delayed delivery or forward commitment securities included.
(f)	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At March 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(i)	At March 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(j)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(k)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(l)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At March 31, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Euro Stoxx 50 Index	EUR	6/18/2021	19	840,842	861,395	20,553
MSCI E-Mini Emerging Market Index	USD	6/18/2021	88	5,870,284	5,819,000	(51,284)
Ultra Long U.S. Treasury Bond	USD	6/21/2021	19	3,611,090	3,443,156	(167,934)
Total net unrealized depreciation						(198,665)
At March 31, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	6/21/2021	44	5,906,200	5,761,250	144,950
5 Year U.S. Treasury Note	USD	6/30/2021	18	2,248,128	2,221,172	26,956
S&P 500 E-Mini Index	USD	6/18/2021	1	196,648	198,370	(1,722)
TOPIX Index	JPY	6/10/2021	12	2,050,130	2,117,679	(67,549)
Ultra 10 Year U.S. Treasury Note	USD	6/21/2021	34	5,064,053	4,885,375	178,678
Total net unrealized appreciation						281,313

At March 31, 2021, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
Fixed — 1.3% Semi-Annually	Floating — 3-Month LIBOR Quarterly (a)	3/16/2021/3/16/2028	400,000	USD	3,678	94	3,584
Fixed — 1.63% Semi-Annually	Floating — 3-Month LIBOR Quarterly (a)	3/16/2021/3/16/2031	300,000	USD	4,146	356	3,790
Fixed — 0.25% Semi-Annually	Floating — 3-Month LIBOR Quarterly (a)	3/16/2021/3/16/2023	3,200,000	USD	2,685	298	2,387
Fixed — 0.45% Semi-Annually	Floating — 3-Month LIBOR Quarterly (a)	3/16/2021/3/16/2024	2,100,000	USD	3,424	(49)	3,473
Total unrealized appreciation							13,234
(a)	3-month LIBOR rate as of March 31, 2021 is 0.194%
LIBOR:	London Interbank Offered Rate
At March 31, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	450,000	USD	542,236	5/05/2021	14,204	Bank of America
Currency Abbreviation(s)

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$4,390,408	$3,279,154	$—	$7,669,562
Consumer Discretionary	4,209,670	2,062,517	—	6,272,187
Consumer Staples	3,115,343	2,273,399	—	5,388,742
Energy	1,471,188	498,388	—	1,969,576
Financials	5,907,715	5,844,381	—	11,752,096
Health Care	4,348,752	2,936,348	—	7,285,100
Industrials	2,582,004	3,017,652	—	5,599,656
Information Technology	14,965,347	1,839,632	—	16,804,979
Materials	2,004,676	2,183,073	—	4,187,749
Real Estate	1,727,569	898,042	—	2,625,611
Utilities	1,691,952	2,330,055	—	4,022,007
Preferred Stocks (a)	4,837,094	—	—	4,837,094
Rights (a)	1,775	44	—	1,819
Warrants	—	—	13,040	13,040
Corporate Bonds (a)	—	25,108,489	—	25,108,489
Asset-Backed (a)	—	6,189,962	—	6,189,962
Mortgage-Backed Securities Pass-Throughs	—	5,671,406	—	5,671,406
Commercial Mortgage-Backed Securities	—	2,797,919	—	2,797,919
Collateralized Mortgage Obligations	—	3,639,385	—	3,639,385
Government & Agency Obligations	—	2,317,596	—	2,317,596
Short-Term U.S. Treasury Obligations	—	2,124,919	—	2,124,919
Exchange-Traded Funds	3,657,398	—	—	3,657,398
Short-Term Investments (a)	3,407,836	—	—	3,407,836
Derivatives (b)
Futures Contracts	371,137	—	—	371,137
Interest Rate Swap Contracts	—	13,234	—	13,234
Forward Foreign Currency Contracts	—	14,204	—	14,204
Total	$58,689,864	$75,039,799	$13,040	$133,742,703
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(288,489)	$—	$—	$(288,489)
Total	$(288,489)	$—	$—	$(288,489)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Swap Contracts	Futures Contracts
Equity Contracts	$ —	$ —	$ (100,002)
Interest Rate Contracts	$ —	$ 13,234	$ 182,650
Foreign Exchange Contracts	$ 14,204	$ —	$ —

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2GIB-PH1
R-080548-1 (1/23)